Share-based Compensation - Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted (Details) - $ / shares	1 Months Ended
	Sep. 30, 2017	May 31, 2017	Dec. 31, 2016	Aug. 31, 2016	Mar. 31, 2016	Oct. 31, 2015	Mar. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Risk-free rate of return	3.50%	3.20%	3.40%	2.50%	2.80%	3.10%	3.10%
Contractual life of option	10 years	10 years	10 years	10 years	10 years	10 years	10 years
Estimated volatility rate	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%	70.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value of underlying ordinary shares	$ 27.93	$ 9.60	$ 8.04	$ 8.04	$ 7.14	$ 1.92	$ 1.62